UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07445

SEI Asset Allocation Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: March 31, 2010

Date of reporting period: December 31, 2009

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Conservative Income Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.9%

FIXED INCOME FUND — 55.1%
SEI Institutional Managed Trust
U.S. Fixed Income Fund, Class A*	2,172,590	$22,182

Total Fixed Income Fund (Cost $21,735) ($ Thousands)		22,182

EQUITY FUNDS — 24.8%
SEI Institutional Managed Trust
Large Cap Fund, Class A	831,028	8,743
SEI Institutional Managed Trust
Small Cap Fund, Class A	118,756	1,230

Total Equity Funds (Cost $9,299) ($ Thousands)		9,973

MONEY MARKET FUND (A) — 20.0%
SEI Liquid Asset Trust
Prime Obligation Fund, Class A, 0.010%	8,055,206	8,055

Total Money Market Fund (Cost $8,055) ($ Thousands)		8,055

Total Investments — 99.9% (Cost $39,089) ($ Thousands)†		$40,210

Percentages are based on Net Assets of $40,255 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of December 31, 2009.
*	The Fund’s investment in the SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust U.S. Fixed Income Fund seeks to have current income consistent with the preservation of capital. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust U.S. Fixed Income Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.
†	At December 31, 2009, the tax basis cost of the Fund’s investments was $39,096 ($ Thousands), and the unrealized appreciation and depreciation were $1,116 ($ Thousands) and $(2)($ Thousands) respectively.

As of December 31, 2009, all of the Fund’s investments are Level 1 in accordance with ASC 820 (formerly SFAS No. 157).

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Conservative Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 101.2%

FIXED INCOME FUND — 59.9%
SEI Institutional Managed Trust
U.S. Fixed Income Fund, Class A*	2,694,155	$27,507

Total Fixed Income Fund (Cost $26,948) ($ Thousands)		27,507

EQUITY FUNDS — 40.3%
SEI Institutional International Trust
International Equity Fund, Class A	463,333	3,735
SEI Institutional Managed Trust
Large Cap Fund, Class A	1,229,461	12,934
SEI Institutional Managed Trust
Small Cap Fund, Class A	176,094	1,824

Total Equity Funds (Cost $17,512) ($ Thousands)		18,493

MONEY MARKET FUND (A) — 1.0%
SEI Liquid Asset Trust
Prime Obligation Fund, Class A, 0.010%	463,076	463

Total Money Market Fund (Cost $463) ($ Thousands)		463

Total Investments — 101.2% (Cost $44,923) ($ Thousands)†		$46,463

Percentages are based on Net Assets of $45,894 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of December 31, 2009.
*	The Fund’s investment in the SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust U.S. Fixed Income Fund seeks to have current income consistent with the preservation of capital. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust U.S. Fixed Income Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.
†	At December 31, 2009, the tax basis cost of the Fund’s investments was $45,147 ($ Thousands), and the unrealized appreciation and depreciation were $1,781 ($ Thousands) and $(465)($ Thousands) respectively.

As of December 31, 2009, all of the Fund’s investments are Level 1 in accordance with ASC 820 (formerly SFAS No. 157).

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Global Moderate Growth Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 101.8%

EQUITY FUNDS — 60.9%
SEI Institutional International Trust
Emerging Markets Equity Fund, Class A	120,319	$1,253
SEI Institutional International Trust
International Equity Fund, Class A	2,168,248	17,476
SEI Institutional Managed Trust
Large Cap Fund, Class A	4,624,324	48,648
SEI Institutional Managed Trust
Small Cap Fund, Class A	661,602	6,854

Total Equity Funds (Cost $66,747) ($ Thousands)		74,231

FIXED INCOME FUNDS — 39.9%
SEI Institutional International Trust
Emerging Markets Debt Fund, Class A	123,776	1,246
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	1,097,513	7,540
SEI Institutional Managed Trust
U.S. Fixed Income Fund, Class A	3,907,335	39,894

Total Fixed Income Funds (Cost $46,527) ($ Thousands)		48,680

MONEY MARKET FUND (A) — 1.0%
SEI Liquid Asset Trust
Prime Obligation Fund, Class A, 0.010%	1,218,350	1,218

Total Money Market Fund (Cost $1,218) ($ Thousands)		1,218

Total Investments — 101.8% (Cost $114,492) ($ Thousands)†		$124,129

Percentages are based on Net Assets of $121,994 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of December 31, 2009.
†	At December 31, 2009, the tax basis cost of the Fund’s investments was $114,568 ($ Thousands), and the unrealized appreciation and depreciation were $9,657 ($ Thousands) and $(96)($ Thousands) respectively.

As of December 31, 2009, all of the Fund’s investments are Level 1 in accordance with ASC 820 (formerly SFAS No. 157).

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Moderate Growth Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

EQUITY FUNDS — 59.9%
SEI Institutional International Trust
International Equity Fund, Class A	1,151,235	$9,279
SEI Institutional Managed Trust
Large Cap Fund, Class A	3,055,575	32,145
SEI Institutional Managed Trust
Small Cap Fund, Class A	436,430	4,521

Total Equity Funds (Cost $45,224) ($ Thousands)		45,945

FIXED INCOME FUND — 39.2%
SEI Institutional Managed Trust
U.S. Fixed Income Fund, Class A	2,949,823	30,118

Total Fixed Income Fund (Cost $29,522) ($ Thousands)		30,118

MONEY MARKET FUND (A) — 1.1%
SEI Liquid Asset Trust
Prime Obligation Fund, Class A, 0.010%	843,975	844

Total Money Market Fund (Cost $844) ($ Thousands)		844

Total Investments — 100.2% (Cost $75,590) ($ Thousands)†		$76,907

Percentages are based on Net Assets of $76,736 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of December 31, 2009.
†	At December 31, 2009, the tax basis cost of the Fund’s investments was $76,148 ($ Thousands), and the unrealized appreciation and depreciation were $3,059 ($ Thousands) and $(2,300)($ Thousands) respectively.

As of December 31, 2009, all of the Fund’s investments are Level 1 in accordance with ASC 820 (formerly SFAS No. 157).

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Global Growth Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 102.3%

EQUITY FUNDS — 81.7%
SEI Institutional International Trust
Emerging Markets Equity Fund, Class A	258,552	$2,692
SEI Institutional International Trust
International Equity Fund, Class A	2,988,151	24,084
SEI Institutional Managed Trust
Large Cap Fund, Class A*	6,609,382	69,531
SEI Institutional Managed Trust
Small Cap Fund, Class A	943,709	9,777

Total Equity Funds (Cost $105,202) ($ Thousands)		106,084

FIXED INCOME FUNDS — 19.6%
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	588,468	4,043
SEI Institutional Managed Trust
U.S. Fixed Income Fund, Class A	2,094,027	21,380

Total Fixed Income Funds (Cost $24,423) ($ Thousands)		25,423

MONEY MARKET FUND (A) — 1.0%
SEI Liquid Asset Trust
Prime Obligation Fund, Class A, 0.010%	1,254,229	1,254

Total Money Market Fund (Cost $1,254) ($ Thousands)		1,254

Total Investments — 102.3% (Cost $130,879) ($ Thousands)†		$132,761

Percentages are based on Net Assets of $129,821 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of December 31, 2009.
*	The Fund’s investment in the SEI Institutional Managed Trust Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Large Cap Fund seeks to provide capital appreciation. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.
†	At December 31, 2009, the tax basis cost of the Fund’s investments was $132,817 ($ Thousands), and the unrealized appreciation and depreciation were $7,129 ($ Thousands) and $(7,185)($ Thousands) respectively.

As of December 31, 2009, all of the Fund’s investments are Level 1 in accordance with ASC 820 (formerly SFAS No. 157).

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Global Stock Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 103.5%

EQUITY FUNDS — 102.8%
SEI Institutional International Trust
Emerging Markets Equity Fund, Class A	135,374	$1,409
SEI Institutional International Trust
International Equity Fund, Class A	2,003,994	16,152
SEI Institutional Managed Trust
Large Cap Fund, Class A*	4,278,152	45,006
SEI Institutional Managed Trust
Small Cap Fund, Class A	610,922	6,329

Total Equity Funds (Cost $63,413) ($ Thousands)		68,896

MONEY MARKET FUND (A) — 0.7%
SEI Liquid Asset Trust
Prime Obligation Fund, Class A, 0.010%	449,671	450

Total Money Market Fund (Cost $450) ($ Thousands)		450

Total Investments — 103.5% (Cost $63,863) ($ Thousands)†		$69,346

Percentages are based on Net Assets of $67,017 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of December 31, 2009.
*	The Fund’s investment in the SEI Institutional Managed Trust Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Large Cap Fund seeks to provide capital appreciation. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.
†	At December 31, 2009, the tax basis cost of the Fund’s investments was $67,637 ($ Thousands), and the unrealized appreciation and depreciation were $5,854 ($ Thousands) and $(4,145)($ Thousands) respectively.

As of December 31, 2009, all of the Fund’s investments are Level 1 in accordance with ASC 820 (formerly SFAS No. 157).

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified U.S. Stock Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 103.1%

EQUITY FUNDS — 102.0%
SEI Institutional Managed Trust
Large Cap Fund, Class A*	3,783,772	$39,805
SEI Institutional Managed Trust
Small Cap Fund, Class A	540,447	5,599

Total Equity Funds (Cost $42,376) ($ Thousands)		45,404

MONEY MARKET FUND (A) — 1.1%
SEI Liquid Asset Trust
Prime Obligation Fund, Class A, 0.010%	488,820	489

Total Money Market Fund (Cost $489) ($ Thousands)		489

Total Investments — 103.1% (Cost $42,865) ($ Thousands)†		$45,893

Percentages are based on Net Assets of $44,503 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of December 31, 2009.
*	The Fund’s investment in the SEI Institutional Managed Trust Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Large Cap Fund seeks to provide capital appreciation. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.
†	At December 31, 2009, the tax basis cost of the Fund’s investments was $42,873 ($ Thousands), and the unrealized appreciation and depreciation were $3,022 ($ Thousands) and $(2)($ Thousands) respectively.

As of December 31, 2009, all of the Fund’s investments are Level 1 in accordance with ASC 820 (formerly SFAS No. 157).

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

Defensive Strategy Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.3%

FIXED INCOME FUNDS — 36.1%
SEI Daily Income Trust
Short-Duration Government Fund, Class A	443,550	$4,631
SEI Institutional Managed Trust
Enhanced Income Fund, Class A	158,930	1,158
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	283,686	1,949
SEI Institutional Managed Trust
Real Return Fund, Class A	224,749	2,313
SEI Institutional Managed Trust
U.S. Fixed Income Fund, Class A	378,707	3,867

Total Fixed Income Funds (Cost $13,566) ($ Thousands)		13,918

EQUITY FUNDS — 5.0%
SEI Institutional Managed Trust
Global Managed Volatility Fund, Class A	145,371	1,156
SEI Institutional Managed Trust
U.S. Managed Volatility Fund, Class A	74,817	761

Total Equity Funds (Cost $1,843) ($ Thousands)		1,917

MONEY MARKET FUND (A) — 59.2%
SEI Liquid Asset Trust
Prime Obligation Fund, Class A, 0.010%*	22,799,415	22,799

Total Money Market Fund (Cost $22,799) ($ Thousands)		22,799

Total Investments — 100.3% (Cost $38,208) ($ Thousands)†		$38,634

Percentages are based on Net Assets of $38,523 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of December 31, 2009.
*	The Fund’s investment in the SEI Liquid Asset Trust Prime Obligation Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Liquid Asset Trust Prime Obligation Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. For further financial information, available upon request at no charge, on the SEI Liquid Asset Trust Prime Obligation Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.
†	At December 31, 2009, the tax basis cost of the Fund’s investments was $38,726 ($ Thousands), and the unrealized appreciation and depreciation were $379 ($ Thousands) and $(471)($ Thousands) respectively.

As of December 31, 2009, all of the Fund’s investments are Level 1 in accordance with ASC 820 (formerly SFAS No. 157).

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

Defensive Strategy Allocation Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.8%

EQUITY FUNDS — 59.5%
SEI Institutional Managed Trust
Real Estate Fund, Class A	194,980	$1,932
SEI Institutional Managed Trust
U.S. Managed Volatility Fund, Class A	382,096	3,890

Total Equity Funds (Cost $5,391) ($ Thousands)		5,822

FIXED INCOME FUND — 40.3%
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	574,034	3,944

Total Fixed Income Fund (Cost $4,019) ($ Thousands)		3,944

Total Investments — 99.8% (Cost $9,410) ($ Thousands)†		$9,766

Percentages are based on Net Assets of $9,782 ($ Thousands).

†	At December 31, 2009, the tax basis cost of the Fund’s investments was $11,341 ($ Thousands), and the unrealized appreciation and depreciation were $233 ($ Thousands) and $(1,808)($ Thousands) respectively.

As of December 31, 2009, all of the Fund’s investments are Level 1 in accordance with ASC 820 (formerly SFAS No. 157).

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

Conservative Strategy Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.8%

FIXED INCOME FUNDS — 64.2%
SEI Daily Income Trust
Short-Duration Government Fund, Class A	1,066,639	$11,136
SEI Daily Income Trust
Ultra Short Bond Fund, Class A	2,199,466	20,081
SEI Institutional Managed Trust
Enhanced Income Fund, Class A	1,223,014	8,916
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	1,966,153	13,507
SEI Institutional Managed Trust
Real Return Fund, Class A	648,560	6,674
SEI Institutional Managed Trust
U.S. Fixed Income Fund, Class A	1,092,860	11,158

Total Fixed Income Funds (Cost $73,330) ($ Thousands)		71,472

EQUITY FUNDS — 15.9%
SEI Institutional Managed Trust
Global Managed Volatility Fund, Class A	838,994	6,670
SEI Institutional Managed Trust
Large Cap Fund, Class A	210,038	2,209
SEI Institutional Managed Trust
Real Estate Fund, Class A	221,057	2,191
SEI Institutional Managed Trust
U.S. Managed Volatility Fund, Class A	649,798	6,615

Total Equity Funds (Cost $16,940) ($ Thousands)		17,685

MONEY MARKET FUND (A) — 19.7%
SEI Liquid Asset Trust
Prime Obligation Fund, Class A, 0.010%	21,922,158	21,922

Total Money Market Fund (Cost $21,922) ($ Thousands)		21,922

Total Investments — 99.8% (Cost $112,192) ($ Thousands)†		$111,079

Percentages are based on Net Assets of $111,335 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of December 31, 2009.
†	At December 31, 2009, the tax basis cost of the Fund’s investments was $117,503 ($ Thousands), and the unrealized appreciation and depreciation were $883 ($ Thousands) and $(7,307)($ Thousands) respectively.

As of December 31, 2009, all of the Fund’s investments are Level 1 in accordance with ASC 820 (formerly SFAS No. 157).

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

Conservative Strategy Allocation Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 66.7%
SEI Institutional Managed Trust
Real Estate Fund, Class A	520,672	$5,160
SEI Institutional Managed Trust
U.S. Managed Volatility Fund, Class A	1,043,536	10,623

Total Equity Funds (Cost $14,505) ($ Thousands)		15,783

FIXED INCOME FUND — 33.3%
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	1,148,024	7,887

Total Fixed Income Fund (Cost $5,968) ($ Thousands)		7,887

Total Investments — 100.0% (Cost $20,473) ($ Thousands)†		$23,670

Percentages are based on Net Assets of $23,664 ($ Thousands).

†	At December 31, 2009, the tax basis cost of the Fund’s investments was $21,098 ($ Thousands), and the unrealized appreciation and depreciation were $2,738 ($ Thousands) and $(166)($ Thousands) respectively.

As of December 31, 2009, all of the Fund’s investments are Level 1 in accordance with ASC 820 (formerly SFAS No. 157).

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

Moderate Strategy Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

FIXED INCOME FUNDS — 57.0%
SEI Daily Income Trust
Short-Duration Government Fund, Class A	2,336,941	$24,398
SEI Institutional Managed Trust
Enhanced Income Fund, Class A	5,442,899	39,679
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	5,828,514	40,042
SEI Institutional Managed Trust
Real Return Fund, Class A	1,776,240	18,277
SEI Institutional Managed Trust
U.S. Fixed Income Fund, Class A	5,013,047	51,183

Total Fixed Income Funds (Cost $165,726) ($ Thousands)		173,579

EQUITY FUNDS — 42.8%
SEI Institutional Managed Trust
Global Managed Volatility Fund, Class A	5,744,493	45,669
SEI Institutional Managed Trust
Large Cap Fund, Class A	2,586,672	27,212
SEI Institutional Managed Trust
Real Estate Fund, Class A	1,210,954	12,000
SEI Institutional Managed Trust
U.S. Managed Volatility Fund, Class A	4,449,330	45,294

Total Equity Funds (Cost $135,015) ($ Thousands)		130,175

MONEY MARKET FUND (A) — 0.4%
SEI Liquid Asset Trust
Prime Obligation Fund, Class A, 0.010%	1,106,727	1,107

Total Money Market Fund (Cost $1,107) ($ Thousands)		1,107

Total Investments — 100.2% (Cost $301,848) ($ Thousands)†		$304,861

Percentages are based on Net Assets of $304,209 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of December 31, 2009.
†	At December 31, 2009, the tax basis cost of the Fund’s investments was $334,583 ($ Thousands), and the unrealized appreciation and depreciation were $4,343($ Thousands) and $(34,065) ($ Thousands) respectively.

As of December 31, 2009, all of the Fund’s investments are Level 1 in accordance with ASC 820 (formerly SFAS No. 157).

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

Moderate Strategy Allocation Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.7%

EQUITY FUNDS — 81.7%
SEI Institutional International Trust
International Equity Fund, Class A	781,312	$6,297
SEI Institutional Managed Trust
Real Estate Fund, Class A	622,950	6,174
SEI Institutional Managed Trust
Tax-Managed Large Cap Fund, Class A	1,156,771	12,435
SEI Institutional Managed Trust
U.S. Managed Volatility Fund, Class A	3,119,871	31,760

Total Equity Funds (Cost $56,356) ($ Thousands)		56,666

FIXED INCOME FUND — 18.0%
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	1,820,009	12,504

Total Fixed Income Fund (Cost $10,521) ($ Thousands)		12,504

Total Investments — 99.7% (Cost $66,877) ($ Thousands)†		$69,170

Percentages are based on Net Assets of $69,369 ($ Thousands).

†	At December 31, 2009, the tax basis cost of the Fund’s investments was $75,800 ($ Thousands), and the unrealized appreciation and depreciation were $789 ($ Thousands) and $(7,419)($ Thousands) respectively.

As of December 31, 2009, all of the Fund’s investments are Level 1 in accordance with ASC 820 (formerly SFAS No. 157).

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

Aggressive Strategy Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.7%

EQUITY FUNDS — 79.5%
SEI Institutional International Trust
Emerging Markets Equity Fund, Class A	579,744	$6,035
SEI Institutional International Trust
International Equity Fund, Class A	6,715,850	54,130
SEI Institutional Managed Trust
Large Cap Fund, Class A	13,483,708	141,849
SEI Institutional Managed Trust
Small Cap Fund, Class A	3,433,715	35,573

Total Equity Funds (Cost $231,373) ($ Thousands)		237,587

FIXED INCOME FUNDS — 20.2%
SEI Institutional International Trust
Emerging Markets Debt Fund, Class A	2,085,156	20,997
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	5,288,604	36,333
SEI Institutional Managed Trust
U.S. Fixed Income Fund, Class A	294,133	3,003

Total Fixed Income Funds (Cost $51,868) ($ Thousands)		60,333

Total Investments — 99.7% (Cost $283,241) ($ Thousands)†		$297,920

Percentages are based on Net Assets of $298,929 ($ Thousands).

†	At December 31, 2009, the tax basis cost of the Fund’s investments was $292,308 ($ Thousands), and the unrealized appreciation and depreciation were $20,910 ($ Thousands) and $(15,298)($ Thousands) respectively.

As of December 31, 2009, all of the Fund’s investments are Level 1 in accordance with ASC 820 (formerly SFAS No. 157).

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

Tax-Managed Aggressive Strategy Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.1%

EQUITY FUNDS — 88.2%
SEI Institutional International Trust
Emerging Markets Equity Fund, Class A	99,607	$1,037
SEI Institutional International Trust
International Equity Fund, Class A	1,020,691	8,227
SEI Institutional Managed Trust
Tax-Managed Large Cap Fund, Class A*	2,644,673	28,430
SEI Institutional Managed Trust
Tax-Managed Small Cap Fund, Class A	713,051	7,095

Total Equity Funds (Cost $35,648) ($ Thousands)		44,789

FIXED INCOME FUNDS — 11.9%
SEI Institutional International Trust
Emerging Markets Debt Fund, Class A	203,736	2,051
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	584,113	4,013

Total Fixed Income Funds (Cost $4,621) ($ Thousands)		6,064

Total Investments — 100.1% (Cost $40,269) ($ Thousands)†		$50,853

Percentages are based on Net Assets of $50,781 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.
†	At December 31, 2009, the tax basis cost of the Fund’s investments was $41,937 ($ Thousands), and the unrealized appreciation and depreciation were $9,467 ($ Thousands) and $(551)($ Thousands) respectively.

As of December 31, 2009, all of the Fund’s investments are Level 1 in accordance with ASC 820 (formerly SFAS No. 157).

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Market Strategy Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.8%

FIXED INCOME FUNDS — 60.0%
SEI Institutional International Trust
Emerging Markets Debt Fund, Class A	147,993	$1,490
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	764,468	5,252
SEI Institutional Managed Trust
U.S. Fixed Income Fund, Class A*	3,699,116	37,768

Total Fixed Income Funds (Cost $42,998) ($ Thousands)		44,510

EQUITY FUNDS — 39.8%
SEI Institutional International Trust
Emerging Markets Equity Fund, Class A	71,820	748
SEI Institutional International Trust
International Equity Fund, Class A	832,018	6,706
SEI Institutional Managed Trust
Large Cap Fund, Class A	1,679,670	17,670
SEI Institutional Managed Trust
Small Cap Fund, Class A	425,531	4,408

Total Equity Funds (Cost $28,559) ($ Thousands)		29,532

MONEY MARKET FUND (A) — 0.0%
SEI Liquid Asset Trust
Prime Obligation Fund, Class A, 0.010%	36,881	37

Total Money Market Fund (Cost $37) ($ Thousands)		37

Total Investments — 99.8% (Cost $71,594) ($ Thousands)†		$74,079

Percentages are based on Net Assets of $74,224 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of December 31, 2009.
*	The Fund’s investment in the SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust U.S. Fixed Income Fund seeks to have current income consistent with the preservation of capital. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust U.S. Fixed Income Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.
†	At December 31, 2009, the tax basis cost of the Fund’s investments was $73,058 ($ Thousands), and the unrealized appreciation and depreciation were $3,272 ($ Thousands) and $(2,251)($ Thousands) respectively.

As of December 31, 2009, all of the Fund’s investments are Level 1 in accordance with ASC 820 (formerly SFAS No. 157).

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Market Strategy Allocation Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

EQUITY FUNDS — 87.9%
SEI Institutional International Trust
Emerging Markets Equity Fund, Class A	35,013	$364
SEI Institutional International Trust
International Equity Fund, Class A	360,315	2,904
SEI Institutional Managed Trust
Tax-Managed Large Cap Fund, Class A*	933,649	10,037
SEI Institutional Managed Trust
Tax-Managed Small Cap Fund, Class A	251,730	2,505

Total Equity Funds (Cost $12,925) ($ Thousands)		15,810

FIXED INCOME FUNDS — 11.9%
SEI Institutional International Trust
Emerging Markets Debt Fund, Class A	71,906	724
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	205,888	1,415

Total Fixed Income Funds (Cost $1,749) ($ Thousands)		2,139

MONEY MARKET FUND (A) — 0.4%
SEI Liquid Asset Trust
Prime Obligation Fund, Class A, 0.010%	70,976	71

Total Money Market Fund (Cost $71) ($ Thousands)		71

Total Investments — 100.2% (Cost $14,745) ($ Thousands)†		$18,020

Percentages are based on Net Assets of $17,989 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of December 31, 2009.
*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.
†	At December 31, 2009, the tax basis cost of the Fund’s investments was $15,117 ($ Thousands), and the unrealized appreciation and depreciation were $3,125 ($ Thousands) and $(222)($ Thousands) respectively.

As of December 31, 2009, all of the Fund’s investments are Level 1 in accordance with ASC 820 (formerly SFAS No. 157).

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

Market Growth Strategy Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.7%

EQUITY FUNDS — 59.5%
SEI Institutional International Trust
Emerging Markets Equity Fund, Class A	455,927	$4,746
SEI Institutional International Trust
International Equity Fund, Class A	8,216,089	66,222
SEI Institutional Managed Trust
Large Cap Fund, Class A	15,437,654	162,404
SEI Institutional Managed Trust
Small Cap Fund, Class A	4,501,816	46,639

Total Equity Funds (Cost $276,757) ($ Thousands)		280,011

FIXED INCOME FUNDS — 40.2%
SEI Institutional International Trust
Emerging Markets Debt Fund, Class A	1,874,243	18,874
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	6,931,925	47,622
SEI Institutional Managed Trust
U.S. Fixed Income Fund, Class A	12,029,587	122,822

Total Fixed Income Funds (Cost $181,582) ($ Thousands)		189,318

Total Investments — 99.7% (Cost $458,339) ($ Thousands)†		$469,329

Percentages are based on Net Assets of $470,608 ($ Thousands).

†	At December 31, 2009, the tax basis cost of the Fund’s investments was $473,114 ($ Thousands), and the unrealized appreciation and depreciation were $22,859 ($ Thousands) and $(26,644)($ Thousands) respectively.

As of December 31, 2009, all of the Fund’s investments are Level 1 in accordance with ASC 820 (formerly SFAS No. 157).

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

Market Growth Strategy Allocation Fund

December 31, 2009

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.9%

EQUITY FUNDS — 88.0%
SEI Institutional International Trust
Emerging Markets Equity Fund, Class A	192,275	$2,002
SEI Institutional International Trust
International Equity Fund, Class A	1,980,051	15,959
SEI Institutional Managed Trust
Tax-Managed Large Cap Fund, Class A*	5,130,411	55,152
SEI Institutional Managed Trust
Tax-Managed Small Cap Fund, Class A	1,383,251	13,763

Total Equity Funds (Cost $74,991) ($ Thousands)		86,876

FIXED INCOME FUNDS — 11.9%
SEI Institutional International Trust
Emerging Markets Debt Fund, Class A	395,230	3,980
SEI Institutional Managed Trust
High Yield Bond Fund, Class A	1,132,765	7,782

Total Fixed Income Funds (Cost $9,326) ($ Thousands)		11,762

Total Investments — 99.9% (Cost $84,317) ($ Thousands)†		$98,638

Percentages are based on Net Assets of $98,690 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.
†	At December 31, 2009, the tax basis cost of the Fund’s investments was $88,858 ($ Thousands), and the unrealized appreciation and depreciation were $13,025 ($ Thousands) and $(3,245)($ Thousands) respectively.

As of December 31, 2009, all of the Fund’s investments are Level 1 in accordance with ASC 820 (formerly SFAS No. 157).

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2009

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEI Asset Allocation Trust

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date February 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date February 24, 2010

By (Signature and Title)	/s/ Stephen F. Panner
Stephen F. Panner, Controller & CFO

Date February 24, 2010